Commitments and Contingencies (Details Narrative) (10-K) - USD ($)			12 Months Ended
	Nov. 01, 2017	Feb. 09, 2017	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Monthly rent		$ 289
Lease termination date		Feb. 28, 2018
Security deposit		$ 578
Settlement of terminating lease	$ 578
Rent expense			$ 2,807	$ 0